UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.	3,943	$101,135
Natural Resources (1.41% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		3,224,510
Sentient Global Resources Fund IV, L.P.		1,201,267
Private Equity (14.40% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		444,671
CX Partners Fund Limited (1)		2,854,233
Gavea Investment Fund II A, L.P.		296,704
Gavea Investment Fund III A, L.P.		5,367,100
Hillcrest Fund, L.P.		1,958,941
India Asset Recovery Fund, L.P.		34,750
J.C. Flowers III, L.P. (1)		1,893,170
LC Fund IV, L.P. (1)		3,695,578
New Horizon Capital III, L.P. (1)		5,470,397
Northstar Equity Partners III Ltd.		1,072,789
Orchid Asia IV, L.P. (1)		1,770,137
Reservoir Capital Partners (Cayman), L.P.		2,078,550
Tiger Global Private Investment Partners IV, L.P. (1)		1,608,182
Tiger Global Private Investment Partners V, L.P. (1)		3,631,207
Tiger Global Private Investment Partners VI, L.P. (1)		1,407,396
Trustbridge Partners II, L.P.		3,482,247
Trustbridge Partners III, L.P. (1)		6,095,048
Trustbridge Partners IV, L.P. (1)		1,957,515
Real Estate (1.71% of Partners’ Capital)
Forum European Realty Income III, L.P.		2,515,472
Phoenix Asia Real Estate Investments II, L.P. (1)		1,788,856
Phoenix Real Estate Fund (T), L.P.		1,044,772

Total Cayman Islands		54,994,627

Guernsey
Private Equity (0.36% of Partners’ Capital)
Mid Europa Fund III, L.P. (1)		1,116,849

Total Guernsey		1,116,849

Republic of Mauritius
Real Estate (0.72% of Partners’ Capital)
Orbis Real Estate Fund I		2,247,045

Total Republic of Mauritius		2,247,045

United Kingdom
Private Equity (1.24% of Partners’ Capital)
Darwin Private Equity I, L.P. (1)		1,049,181
Sovereign Capital Limited Partnership III		2,829,590
Real Estate (0.41% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		329,254
Patron Capital, L.P. II		76,998
Patron Capital, L.P. III		869,038

Total United Kingdom		5,154,061

United States
Arbitrage Strategies (11.59% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund, L.P.		12,518,438
Citadel Wellington, LLC		10,951,291
Eton Park Fund, L.P.		860,946
Kenmont Onshore Fund, L.P. (2)		2,897
King Street Capital, L.P.		159,066
Magnetar Capital Fund, L.P.		714,908
Magnetar SPV, LLC (Series L)		314,025
Millennium USA, L.P.		4,719,045
OZ Asia Domestic Partners, L.P. (1)		307,569

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Arbitrage Strategies (11.59% of Partners’ Capital) (continued)
PIPE Equity Partners, LLC (2)		$1,624,735
PIPE Select Fund, LLC (2)		3,926,433
Stark Investments, L.P. (1)		17,905
Stark Select Asset Fund, LLC		187,335
Domestic Equity (1.07% of Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P. (2)		617,385
Ithan Creek Partners, L.P.		2,574,636
Kior Shares Liquidating Capital Account		7,634
Samlyn Onshore Fund, L.P.		167,113
Energy (12.06% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		633,429
ArcLight Energy Partners Fund V, L.P. (1)		924,374
CamCap Resources, L.P.		33,230
EnCap Energy Capital Fund VII-B, L.P. (1)		739,538
EnCap Energy Infrastructure TE Feeder, L.P. (1)		1,007,133
Intervale Capital Fund, L.P. (1)		2,506,258
Merit Energy Partners G, L.P. (1)		1,851,497
NGP Energy Technology Partners II, L.P. (1)		880,206
NGP IX Offshore Fund, L.P. (1)		4,451,462
NGP Midstream & Resources, L.P. (1)		7,879,067
Quantum Parallel Partners V, L.P.		4,847,929
Tenaska Power Fund II-A, L.P. (1)		2,837,960
The Energy & Minerals Group Fund II (1)		2,232,463
Velite Energy, L.P.		6,969,221
Enhanced Fixed Income (6.68% of Partners’ Capital)
BDCM Partners I, L.P.		5,147,160
Credit Distressed Blue Line Fund, L.P. (2)		1,922,655
Fortelus Special Situations Fund, L.P.		790,699
Halcyon European Structured Opportunities Fund, L.P. (2)		10,304
Harbinger Capital Partners Fund I, L.P. (2)		3,705,094
Harbinger Capital Partners Fund II, L.P.		274,774
Harbinger Capital Partners Special Situations Fund, L.P.		252,300
Harbinger Class L Holdings (U.S.), LLC		25,235
Harbinger Class LS Holdings (U.S.) Trust	592	47,087
Harbinger Class PE Holdings (U.S.) Trust	2	249,064
Prospect Harbor Credit Partners, L.P.		264,360
Providence MBS Fund, L.P.		8,243,771
Global Opportunistic (8.61% of Partners’ Capital)
Blueshift Energy Fund, L.P. (2)		5,331,590
Hayman Capital Partners, L.P. (1)		9,274,324
Kepos Alpha Fund, L.P.		11,281,846
Passport Global Strategies III, Ltd.	348	122,939
Valiant Capital Partners, L.P.		969,062
International Equity (0.89% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		600,922
Steel Partners Japan Strategic Fund, L.P.		280,907
TAEF Fund, LLC		610,354
Tybourne Equity (U.S.) Fund		1,295,800
Natural Resources (0.01% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		24,367
Private Equity (21.55% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P.		1,575,220
Advent Latin American Private Equity Fund IV-F, L.P.		692,492
Advent Latin American Private Equity Fund V-F, L.P.		1,435,710
Audax Mezzanine Fund II, L.P. (1)		1,083,202
Audax Mezzanine Fund III, L.P. (1)		8,062,943
BDCM Opportunity Fund II, L.P. (1)		1,746,492

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (21.55% of Partners’ Capital) (continued)
Black River Commodity Multi-Strategy Fund, LLC		$102,340
Capital Royalty Partners, L.P. (1)		138,879
Catterton Growth Partners, L.P.		2,885,821
CEF-Safety Kleen Liquidating Account	746	22,153
Chrysalis Ventures III, L.P.		367,104
Crosslink Crossover Fund IV, L.P.		123,614
Crosslink Crossover Fund V, L.P.		1,166,407
Crosslink Crossover Fund VI, L.P.		2,717,983
Dace Ventures I, L.P.		232,045
Fairhaven Capital Partners, L.P.		1,260,808
Garrison Opportunity Fund II A, LLC		2,468,194
Garrison Opportunity Fund, LLC (2)		3,233,219
HealthCor Partners Fund, L.P.		1,420,740
Highland Credit Strategies Liquidation Vehicle Onshore		339,061
Integral Capital Partners VIII, L.P.		445,291
L-R Global Partners, L.P.		62,759
MatlinPatterson Global Opportunities Partners III, L.P. (1)		1,729,821
Middle East North Africa Opportunities Fund, L.P. (2)	789	242,853
Monomoy Capital Partners II, L.P.		686,191
Monomoy Capital Partners, L.P.		386,230
Monsoon India Inflection Fund 2, L.P.		38,677
Monsoon India Inflection Fund, L.P.		21,810
Pine Brook Capital Partners, L.P. (1)		3,328,638
Pinto America Growth Fund, L.P. (1)		240,337
Private Equity Investment Fund V, L.P. (1)		6,608,510
Saints Capital VI, L.P. (1)		2,428,203
Sanderling Venture Partners VI Co-Investment Fund, L.P.		274,894
Sanderling Venture Partners VI, L.P.		196,085
Sterling Capital Partners II, L.P. (1)		247,181
Sterling Group Partners II, L.P.		149,481
Sterling Group Partners III, L.P.		1,391,930
Strategic Value Global Opportunities Fund I-A, L.P.		329,066
Tenaya Capital V, L.P.		1,047,288
Tenaya Capital VI, L.P.		650,404
The Column Group, L.P.		1,363,235
The Founders Fund III, L.P.		2,919,778
The Founders Fund IV, L.P.		1,701,310
The Raptor Private Holdings, L.P.	284	149,317
Trivest Fund IV, L.P. (1)		2,741,699
Tuckerbrook SB Global Distressed Fund I, L.P.		819,092
VCFA Private Equity Partners IV, L.P. (1)		199,018
VCFA Venture Partners V, L.P.		846,218
Voyager Capital Fund III, L.P.		640,223
WestView Capital Partners II, L.P. (1)		4,557,950
Real Estate (6.62% of Partners’ Capital)
Aslan Realty Partners III, LLC (1)		74,046
Cypress Realty VI, L.P.		855,237
Florida Real Estate Value Fund, L.P.		1,255,869
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.		3,687,310
Lone Star Real Estate Fund II (U.S.), L.P.		1,000,567
Monsoon Infrastructure & Realty Co-Invest, L.P.		2,400,659
Northwood Real Estate Co-Investors, L.P. (1)		1,161,560
Northwood Real Estate Partners, L.P. (1)		2,220,963
Parmenter Realty Fund III, L.P. (1)		794,050
Parmenter Realty Fund IV, L.P. (1)		1,042,153
Pearlmark Mezzanine Realty Partners III, LLC (1)		1,864,147
Pennybacker II, L.P. (1)		1,209,167

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (6.62% of Partners’ Capital) (continued)
SBC Latin America Housing US Fund, L.P.		$1,327,120
Square Mile Partners III, L.P. (1)		1,850,366

Total United States		216,450,872

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		279,963,454	89.36%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.07% of Partners’ Capital)
CRC Credit Fund Ltd.	10,713	3,255,486
Overseas CAP Partners, Inc.	14	117,140
International Equity (0.03% of Partners’ Capital)
Quorum Fund Limited	1,608	94,911
Natural Resources (0.09% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		267,081
Private Equity (0.12% of Partners’ Capital)
Q China Holdings, Ltd.	1,052	111,597
Q India Holdings, Ltd.	2,429	256,285

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		4,102,500

Total Passive Foreign Investment Companies		4,102,500	1.31%

Private Corporations
United States
Real Estate (0.60% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		316,834
Legacy Partners Realty Fund III, Inc.		1,162,531
Net Lease Private REIT V, Inc. (1)		19,951
Net Lease Private REIT VI, Inc.		107,801
Net Lease Private REIT VII, Inc.		132,532
Net Lease Private REIT VII-A, Inc.		132,532

Total Private Corporations		1,872,181	0.60%

Total Investments in Investment Funds Cost ($258,108,547)		285,938,135	91.27%

Investments in Securities
Common Stocks
United States
Domestic Equity (0.01% of Partners’ Capital)
Kior, Inc.	36,850	21,115
Technology (0.31% of Partners’ Capital)
Houghton Mifflin Harcourt Co.	48,860	993,324

Total Common Stocks		1,014,439	0.32%

Registered Investment Companies
United States
Money Market Funds (45.50% of Partners’ Capital)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (1)	142,538,441	142,538,441

Total Registered Investment Companies		142,538,441	45.50%

Total Investments in Securities (Cost $144,192,452)		143,552,880	45.82%

Derivative Contracts—Assets
Warrants Purchased
United States
Global Opportunistic (0.00% of Partners’ Capital)
Bally Total Fitness Holdings Corp. Warrants Exp. Sep. 2014, Strike Price $20.00 USD	4	$—

Total Warrants Purchased		—	0.00%

Total Derivative Contracts—Assets (Cost $—)		—	0.00%

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Total Investments (Cost $402,300,999)		$429,491,015	137.09%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2014 were $51,692,793. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

(1)	Income producing investment
(2)	Affiliated investments (See Note 4b)

See accompanying notes to the Schedule of Investments.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

On March 31, 2014 the Master Fund transferred in-kind a portfolio of Investment Funds to The Endowment PMF Master Fund, L.P. (the “PMF Master Fund), in exchange for limited partnership interests (the “Shares”) of the PMF Master Fund. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the PMF Master Fund with total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of March 31, 2014.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. In these situations, valuations are

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. If no such price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Options that are listed on a securities exchange are generally valued at the closing bid and ask prices for options held long and short, respectively on the valuation date and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported, the positions are valued at the last sales price on the valuation date. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such investments in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, which is calculated using the current day’s spot rate and the 30 day forward rate, or the 30 to 720 day forward rates converted to U.S. dollars at the exchange rate of such currencies on the valuation date. Such valuations are provided by a pricing service approved by the Board, and are typically categorized as Level 2 in the fair value hierarchy.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value, and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS CONTRACTS—The Master Fund invests in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund enters into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

FUTURES CONTRACTS—The Master Fund invests in futures contracts as part of its strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Master Fund, depending on fluctuations in the value of the underlying asset. The underlying assets are not physically delivered. The Master Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amount reflects the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund invests in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

An interest rate swap involves the exchange of commitments to pay and receive interest based on a notional amount and is subject to interest rate risk exposure. If the other party to an interest rate swap defaults, the Master Fund’s risk of loss consists of the net amount of interest payments that the Master Fund is contractually entitled to receive.

Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy, or unless the swap agreement is centrally cleared. With uncleared swap agreements, the Master Fund bears the risk of loss of the amount expected to be received under the swap agreement if the counterparty fails to perform. The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements as the clearing organization becomes substituted for each counterparty and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Master Fund. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions.

As of March 31, 2014, the Master Fund did not hold any derivatives.

(g) CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RICs, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2014, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(h) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical investments

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3 —

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are required to be supported by market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization as of March 31, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2	LEVEL 3	Total
	Investments	Other Financial Instruments^	Investments	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$11,812,237	$24,593,491	$36,405,728	$—
Domestic Equity	—	—	—	3,366,768	3,366,768	—
Energy	—	—	6,969,221	30,824,546	37,793,767	—
Enhanced Fixed Income	—	—	8,243,771	12,688,732	20,932,503	—
Global Opportunistic	—	—	9,397,263	17,582,498	26,979,761	—
International Equity	—	—	—	2,787,983	2,787,983	—
Natural Resources	—	—	—	4,450,144	4,450,144	—
Private Equity	—	—	—	117,632,151	117,632,151	—
Real Estate	—	—	—	29,614,649	29,614,649	—
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	—	3,372,626	3,372,626	—
International Equity	—	—	—	94,911	94,911	—
Natural Resources	—	—	—	267,081	267,081	—
Private Equity	—	—	—	367,882	367,882	—
Private Corporations
Real Estate	—	—	—	1,872,181	1,872,181	—
Investment Securities
Common Stocks
Domestic Equity	21,115	—	—	—	21,115	—
Technology	993,324	—	—	—	993,324	—
Registered Investment Companies
Money Market Funds	142,538,441	—	—	—	142,538,441	—
Derivative Instruments
Warrants Purchased
Global Opportunistic	—	—	—	—	—	—

Total	$143,552,880	$—	$36,422,492	$249,515,643	$429,491,015	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as Investments in Securities, such as warrants purchased. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument. As of March 31, 2014, the fair value of warrants purchased was $0.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of March 31, 2014:

	Fair Value as of		Liquidity
	March 31,	Valuation	of	Adjustments
	2014	Technique	Investments	To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$24,593,491	NAV as Practical Expedient *	Quarterly or Greater	None
Domestic Equity	3,366,768	NAV as Practical Expedient *	Quarterly or Greater	None
Energy	30,824,546	NAV as Practical Expedient *	Non-redeemable	None
Enhanced Fixed Income	12,688,732	NAV as Practical Expedient *	Quarterly or Greater	None
Global Opportunistic	17,582,498	NAV as Practical Expedient *	Monthly or Greater	None
International Equity	2,787,983	NAV as Practical Expedient *	Quarterly or Greater	None
Natural Resources	4,450,144	NAV as Practical Expedient *	Non-redeemable	None
Private Equity	117,632,151	NAV as Practical Expedient *	Non-redeemable	None
Real Estate	29,614,649	NAV as Practical Expedient *	Non-redeemable	None
Passive Foreign Investment Companies
Arbitrage Strategies	3,372,626	NAV as Practical Expedient *	Non-redeemable	None
International Equity	94,911	NAV as Practical Expedient *	Non-redeemable	None
Natural Resources	267,081	NAV as Practical Expedient *	Non-redeemable	None
Private Equity	367,882	NAV as Practical Expedient *	Non-redeemable	None
Private Corporations
Real Estate	1,872,181	NAV as Practical Expedient *	Non-redeemable	None

Total Investments	$249,515,643

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 during the period ended March 31, 2014, based on levels assigned to Investments on December 31, 2013, are included in the table below. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Investments
	Balance as of December 31, 2013	Redemptions In-Kind	Transfers In-Kind^	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of March 31, 2014
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$163,547,560	$—	$(135,760,741)	$2,972	$(6,325,809)	$(1,883,894)	$5,013,403	$24,593,491
Domestic Equity	27,732,522	—	(14,100,587)	2,623	(7,044,046)	1,137,454	(4,361,198)	3,366,768
Energy	197,503,596	—	(136,493,865)	4,793,236	(4,253,714)	2,187,884	(32,912,591)	30,824,546
Enhanced Fixed Income	92,523,536	—	(104,538,805)	—	(7,549,419)	771,999	31,481,421	12,688,732
Global Opportunistic	147,439,451	—	(102,477,247)	—	(28,803,254)	7,093,025	(5,669,477)	17,582,498
International Equity	42,671,381	—	(22,030,576)	—	(25,271,872)	2,290,733	5,128,317	2,787,983
Natural Resources	30,181,208	—	(25,366,355)	—	—	—	(364,709)	4,450,144
Private Equity	727,754,609	—	(458,989,924)	13,341,159	(33,866,739)	7,778,661	(138,385,615)	117,632,151
Real Estate	182,601,579	—	(151,523,064)	2,275,850	(4,514,335)	535,004	239,615	29,614,649
Passive Foreign Investment Companies
Arbitrage Strategies	22,127,566	—	(12,278,490)	14,371,133	(15,527,366)	3,389	(5,323,606)	3,372,626
International Equity	615,629	—	(330,806)	—	—	—	(189,912)	94,911
Natural Resources	4,000,974	—	(1,157,365)	—	(2,269,271)	517,979	(825,236)	267,081
Private Equity	—	364,940	—	—	—	—	2,942	367,882
Private Corporations
Real Estate	13,216,244	—	(22,183,896)	—	(914,801)	—	11,754,634	1,872,181

Total Investments	$1,651,915,855	$364,940	$(1,187,231,721)	$34,786,973	$(136,340,626)	$20,432,234	$(134,412,012)	$249,515,643

^

Transfers In-Kind resulted from a tender offer of the Master Fund effective March 31, 2014 in a tax free transfer. Investment Funds were received by the PMF Master Fund at original cost and accumulated unrealized appreciation/depreciation.

*	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2014 is $(127,093,480).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2014, that qualify for this valuation approach is shown in the table below.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life *	Redemption Frequency *	Notice Period (in Days) *	Redemption Restrictions and Terms *
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$39,778	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	3,367	N/A	N/A	Quarterly	45-120	0-3 years; up to 5% early redemption fee; possible 20% investor level gate
Energy (c)	Investments in securities issued by companies in the energy sector.	37,794	$ 9,453	up to 15 years	N/A	N/A	0-15 years
Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	20,933	N/A	N/A	Quarterly	30-120	0-3 years; up to 6% early redemption fee; possible 8% investor level gate
Global Opportunistic (e)	Investments in a variety of global markets across all security types.	26,980	N/A	N/A	Quarterly	45-90	0-3 years; up to 6% early redemption fee; possible 25% investor level gate
International Equity (f)	Investments in equity securities issued by foreign companies.	2,883	N/A	N/A	Quarterly	60	0-2 years; up to 2% early redemption fee; possible 25% investor level gate
Natural Resources (g)	Investments with exposure to non-energy natural resources.	4,717	996	up to 10 years	N/A	N/A	0-10 years
Private Equity (h)	Investments in nonpublic companies.	117,631	35,118	up to 10 years	N/A	N/A	0-10 years
Real Estate (i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	31,487	6,126	up to 10 years	N/A	N/A	0-10 years

		$285,570	$51,693

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of March 31, 2014, was $402,300,999, resulting in accumulated net unrealized appreciation of $27,190,016 consisting of $59,232,308 in gross unrealized appreciation and $32,042,292 in gross unrealized depreciation.

During the period ended March 31, 2014, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred in-kind and related cost were as follows:

Investments Redeemed	Fair Value	Cost	Investments Received
Q Funding III, L.P.	$531,086	$393,670	Houghton Mifflin Harcourt Co.
Q Funding III, L.P.	86,682	64,253	Q China Holdings, Ltd.
Q Funding III, L.P.	190,338	141,089	Q India Holdings, Ltd.
Q4 Funding, L.P.	168,582	140,425	Houghton Mifflin Harcourt Co.
Q4 Funding, L.P.	27,510	22,915	Q China Holdings, Ltd.
Q4 Funding, L.P.	60,410	50,320	Q India Holdings, Ltd.

	$1,064,608	$812,672

THE ENDOWMENT MASTER FUND L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the period ended March 31, 2014) is shown below:

Investment Funds	Shares 12/31/2013	Shares 3/31/2014	Fair Value 12/31/2013	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2014	Interest/ Dividend Income
Blueshift Energy Fund, L.P.			$33,372,298	$—	$(25,348,635)	$—	$—	$—	$(2,692,073)	$5,331,590	$—
CCM Small Cap Value Qualified Fund, L.P.			5,210,242	—	(5,236,964)	—	(1,447,153)	(782,288)	2,873,548	617,385	—
Credit Distressed Blue Line Fund, L.P.			13,190,943	—	(20,968,888)	—	—	—	9,700,600	1,922,655	—
Garrison Opportunity Fund, LLC			20,554,861	—	(8,563,850)	—	—	—	(8,757,792)	3,233,219	—
Halcyon European Structured Opportunities Fund, L.P.			89,380	—	(229,641)	—	—	—	150,565	10,304	—
Harbinger Capital Partners Fund I, L.P.			25,240,685	—	(39,076,697)	—	—	—	17,541,106	3,705,094	—
Kenmont Onshore Fund, L.P.			18,684	—	(7,419)	—	—	—	(8,368)	2,897	—
Middle East North Africa Opportunities Fund, L.P.	5,089	789	1,315,734	—	(4,299,950)	—	—	—	3,227,069	242,853	—
PIPE Equity Partners, L.L.C.			12,411,446	—	(20,397,378)	—	(1,909,663)	(2,620,951)	14,141,281	1,624,735	—
PIPE Select Fund, L.L.C.			27,883,086	—	(20,130,517)	—	(2,907,707)	39,567	(957,996)	3,926,433	—

			$139,287,359	$—	$(144,259,939)	$—	$(6,264,523)	$(3,363,672)	$35,217,940	$20,617,165	$—

*	Sales include return of capital.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 28, 2014